Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 514,584	$ 474,736	$ 461,035
Cost of revenues	294,990	274,573	273,191
Gross profit	219,594	200,163	187,844
Operating expenses:
Research and development	63,475	58,656	54,013
Selling, marketing, general and administrative	77,251	75,016	76,343
Total operating expenses	140,726	133,672	130,356
Operating income	78,868	66,491	57,488
Financial expense, net	1,750	941	202
Income before taxes on income	77,118	65,550	57,286
Taxes on income	14,251	12,619	9,964
Net income	62,867	52,931	47,322
Net income attributed to non-controlling interests	423	336	151
Net income attributable to Sapiens’ shareholders	$ 62,444	$ 52,595	$ 47,171
Net earnings per share attributable to Sapiens’ shareholders
Basic earnings per share (in Dollars per share)	$ 1.13	$ 0.95	$ 0.86
Diluted earnings per share (in Dollars per share)	$ 1.12	$ 0.95	$ 0.85